Investment in long term leases (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Loans and Leases Receivable, Net Amount	$ 3,759	$ 3,995	$ 4,136